Other Operating Gains (Losses), Net (Details) - Schedule of other operating gains (losses), net - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Other Operating Gains Losses Net Abstract
Gain (loss) on disposal of assets	$ 7	$ (848)	$ (215)
C-band clearing proceeds		108,463
Other operating gains (losses), net	$ 7	$ 107,615	$ (215)